Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 40,300,000
Previously Paid Amount
Total Fee Amount	5,565.43
Total Offset Amount
Net Fee	$ 5,565.43